Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
PRC enterprise income tax	¥ 486	¥ 20,393	¥ 21,073
Deferred tax
Origination and reversal of temporary differences (Note 22)	(13,073)	(6,357)	(2,565)
Income tax expense/(credit)	¥ (12,587)	¥ 14,036	¥ 18,508